PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 95.7% of Net Assets

	Aerospace & Defense – 3.6%
4,052	HEICO Corp.	$542,198
5,062	Hexcel Corp.	409,415

		951,613

	Banks – 1.1%
6,856	Western Alliance Bancorp(a)	306,600

	Biotechnology – 3.7%
1,554	Argenx SE, ADR(a)	220,015
2,266	Ascendis Pharma AS, ADR(a)	260,930
2,850	Blueprint Medicines Corp.(a)	268,841
2,635	Neurocrine Biosciences, Inc.(a)	222,473

		972,259

	Capital Markets – 4.8%
7,116	Ares Management Corp., Class A	186,226
1,151	MarketAxess Holdings, Inc.	369,954
2,161	Morningstar, Inc.	312,567
1,739	MSCI, Inc.	415,256

		1,284,003

	Chemicals – 1.7%
4,211	Ingevity Corp.(a)	442,871

	Commercial Services & Supplies – 2.3%
4,889	IAA, Inc.(a)	189,595
4,889	KAR Auction Services, Inc.	122,225
8,734	Ritchie Bros. Auctioneers, Inc.	290,144

		601,964

	Communications Equipment – 1.3%
8,515	Ciena Corp.(a)	350,222

	Distributors – 1.3%
1,851	POOL CORP.	353,541

	Diversified Consumer Services – 4.6%
2,955	Bright Horizons Family Solutions, Inc.(a)	445,821
3,949	Grand Canyon Education, Inc.(a)	462,112
19,944	Laureate Education, Inc., Class A(a)	313,320

		1,221,253

	Diversified Telecommunication Services – 1.3%
5,654	Cogent Communications Holdings, Inc.	335,621

	Electrical Equipment – 2.7%
1,781	Acuity Brands, Inc.	245,618
6,688	Generac Holdings, Inc.(a)	464,214

		709,832

Shares	Description	Value (†)
Common Stocks – continued

	Electronic Equipment, Instruments & Components – 2.8%
6,498	FLIR Systems, Inc.	$351,542
8,589	Trimble, Inc.(a)	387,450

		738,992

	Energy Equipment & Services – 0.9%
7,507	Cactus, Inc., Class A(a)	248,632

	Entertainment – 1.8%
7,245	Live Nation Entertainment, Inc.(a)	479,981

	Food & Staples Retailing – 2.0%
2,117	Casey’s General Stores, Inc.	330,231
11,186	Sprouts Farmers Market, Inc.(a)	211,303

		541,534

	Food Products – 2.0%
4,183	Freshpet, Inc.(a)	190,369
15,734	Nomad Foods Ltd.(a)	336,078

		526,447

	Health Care Equipment & Supplies – 7.5%
4,415	Globus Medical, Inc.(a)	186,754
3,947	Insulet Corp.(a)	471,193
6,255	Merit Medical Systems, Inc.(a)	372,548
1,296	Penumbra, Inc.(a)	207,360
2,861	West Pharmaceutical Services, Inc.	358,054
13,179	Wright Medical Group NV(a)	392,998

		1,988,907

	Health Care Providers & Services – 2.8%
6,467	Covetrus, Inc.(a)	158,183
3,197	LHC Group, Inc.(a)	382,297
736	WellCare Health Plans, Inc.(a)	209,812

		750,292

	Health Care Technology – 1.1%
3,145	Medidata Solutions, Inc.(a)	284,654

	Hotels, Restaurants & Leisure – 3.3%
4,946	Planet Fitness, Inc., Class A(a)	358,288
5,167	Texas Roadhouse, Inc.	277,313
1,121	Vail Resorts, Inc.	250,185

		885,786

	Insurance – 1.3%
4,028	Kemper Corp.	347,576

	Internet & Direct Marketing Retail – 0.6%
8,305	Farfetch Ltd., Class A(a)	172,744

	IT Services – 8.6%
6,423	Black Knight, Inc.(a)	386,343
5,711	Booz Allen Hamilton Holding Corp.	378,125

Shares	Description	Value (†)
Common Stocks – continued

	IT Services – continued
2,432	Broadridge Financial Solutions, Inc.	$310,518
2,633	EPAM Systems, Inc.(a)	455,772
11,009	Evo Payments, Inc., Class A(a)	347,114
1,967	WEX, Inc.(a)	409,333

		2,287,205

	Life Sciences Tools & Services – 2.6%
2,725	ICON PLC(a)	419,568
2,802	PRA Health Sciences, Inc.(a)	277,818

		697,386

	Machinery – 4.0%
3,003	Albany International Corp., Class A	248,979
10,605	Gardner Denver Holdings, Inc.(a)	366,933
5,599	Helios Technologies, Inc.	259,849
1,387	WABCO Holdings, Inc.(a)	183,916

		1,059,677

	Metals & Mining – 0.7%
7,217	Allegheny Technologies, Inc.(a)	181,868

	Oil, Gas & Consumable Fuels – 0.9%
2,089	Diamondback Energy, Inc.	227,638

	Pharmaceuticals – 1.5%
4,056	Catalent, Inc.(a)	219,876
7,733	Horizon Therapeutics PLC(a)	186,056

		405,932

	Professional Services – 2.5%
4,804	TransUnion	353,142
4,572	TriNet Group, Inc.(a)	309,982

		663,124

	Semiconductors & Semiconductor Equipment – 2.9%
4,461	Advanced Energy Industries, Inc.(a)	251,021
4,541	Semtech Corp.(a)	218,195
3,051	Silicon Laboratories, Inc.(a)	315,473

		784,689

	Software – 11.7%
2,738	Everbridge, Inc.(a)	244,832
4,264	Guidewire Software, Inc.(a)	432,284
2,491	HubSpot, Inc.(a)	424,765
3,805	j2 Global, Inc.	338,226
4,106	Paylocity Holding Corp.(a)	385,225
2,550	Pegasystems, Inc.	181,586
4,498	PTC, Inc.(a)	403,741
856	Tyler Technologies, Inc.(a)	184,913
3,070	Verint Systems, Inc.(a)	165,105
4,004	Zendesk, Inc.(a)	356,476

		3,117,153

Shares	Description	Value (†)
Common Stocks – continued

	Specialty Retail – 1.1%
2,380	Five Below, Inc.(a)	$285,648

	Textiles, Apparel & Luxury Goods – 3.5%
2,216	Carter’s, Inc.	216,149
3,444	Columbia Sportswear Co.	344,951
14,543	Under Armour, Inc., Class A(a)	368,665

		929,765

	Trading Companies & Distributors – 1.2%
4,633	SiteOne Landscape Supply, Inc.(a)	321,067

	Total Common Stocks (Identified Cost $21,801,687)	25,456,476

Principal Amount
Short-Term Investments – 3.4%
$902,362	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500%, to be repurchased at $902,475 on 7/01/2019 collateralized by $890,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $922,985 including accrued interest(b) (Identified Cost $902,362)	902,362

	Total Investments – 99.1% (Identified Cost $22,704,049)	26,358,838
	Other assets less liabilities – 0.9%	246,937

	Net Assets – 100.0%	$26,605,775

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$25,456,476	$—	$—	$25,456,476
Short-Term Investments	—	902,362	—	902,362

Total	$25,456,476	$902,362	$—	$26,358,838

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2019 (Unaudited)

Software	11.7%
IT Services	8.6
Health Care Equipment & Supplies	7.5
Capital Markets	4.8
Diversified Consumer Services	4.6
Machinery	4.0
Biotechnology	3.7
Aerospace & Defense	3.6
Textiles, Apparel & Luxury Goods	3.5
Hotels, Restaurants & Leisure	3.3
Semiconductors & Semiconductor Equipment	2.9
Health Care Providers & Services	2.8
Electronic Equipment, Instruments & Components	2.8
Electrical Equipment	2.7
Life Sciences Tools & Services	2.6
Professional Services	2.5
Commercial Services & Supplies	2.3
Food & Staples Retailing	2.0
Food Products	2.0
Other Investments, less than 2% each	17.8
Short-Term Investments	3.4

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%